Redeemable Preferred Stock - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		6 Months Ended
	Jan. 25, 2022	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Redeemable Preferred Stock [Line Items]
Redeemable preferred shares par value (in dollars per share)		$ 0.00001	$ 0.00001
Conversion of Series X preferred stock in connection with the reverse recapitalization (shares)		2,033,230
Reverse recapitalization, conversion price (usd per share)	$ 10.00
Redeemable preferred shares issued (in shares)		0
Redeemable preferred shares outstanding (in shares)		0	2,033,230	2,033,230	0
Common Stock
Redeemable Preferred Stock [Line Items]
Conversion of Series X preferred stock in connection with the reverse recapitalization (shares)		2,140,340
Redeemable Series X preferred stockholders
Redeemable Preferred Stock [Line Items]
Redeemable preferred shares par value (in dollars per share)		$ 0.00001
Dividend rate		7.00%
Conversion of Series X preferred stock in connection with the reverse recapitalization (shares)	2,033,230
Preferred stock dividends	$ 21.4